SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS
a)	On January 29, 2026, the Company completed a non-brokered private placement issuing 5,512,001 units at $0.90 per unit for gross proceeds of $4,960,800. The Company paid $126,588 of finder’s fees, resulting in net proceeds of $4,834,212. Each unit consists of one common share of the Company and one common share purchase warrant, with each warrant entitling the holder to purchase one share at a price of $1.10 per share for a period of three years. The expiry date of the warrants can be accelerated if the closing price of the Company’s common shares on the TSX-V is $1.70 or greater for a minimum of ten consecutive trading days.
b)	On March 9, 2026, the Company granted 65,000 stock options with an exercise price of $1.14, expiring in 5 years.

On April 14, 2026, the Company closed an underwritten public offering in the United States consisting of 930,233 American Depositary Shares (“ADS”) units, each ADS unit consists of one ADS and an accompanying ADS warrant, at an offering price of US$6.45 per unit for gross proceeds of US$6,000,000. Each ADS represents 12 common shares of the Company. Each ADS warrant will have an exercise price of $12.2213 to acquire one ADS, exercisable immediately upon issuance and will expire on the fifth anniversary of the issuance date. In connection to the offering, the Company granted 46,512 underwriter warrants to purchase ADS units with an exercise price of $9.8088 per unit, expiring on the fifth anniversary of the issuance date.

c)	The Company estimates additional financing costs of the offering to be approximately US$1,100,000
d)	On April 17, 2026, the Company issued an additional 139,534 ADS units at a price of US$6.45 for total gross proceeds of US$900,000 and issued an additional 6,976 underwriter warrants upon the exercise of the over-allotment option. The terms of the ADS units and underwriter warrants is the same as the above.
e)	Subsequent to the year-end, 125,000 stock options were exercised for gross proceeds of $37,500.
f)	Subsequent to the year-end, 22,834 ADS warrants were exercised for 22,834 ADS and gross proceeds of $279,061. 46,512 ADS warrants were exercised for 13,593 ADS through a cashless exercise.